Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalent

Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Cash and bank deposits	2,745	1,624
Deposits with financial institutions	635	841
	3,380	2,465